Results of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 0	$ 0	$ 64,760
Income from operations	0	0	402
Gain on disposals, net of tax	9,950	2,589	(119)
Income, before tax	9,950	2,612	329
Income, net of tax	$ 9,950	$ 2,612	$ 840